Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting
Segment reporting

24    Segment reporting

The Company’s operations are categorized into one industry segment, which is medical technology focused on magnetic resonance guided ablation procedures for the treatment of prostate disease, uterine fibroids and palliative pain treatment for patients with metastatic bone disease. The Company is managed geographically in Canada, Germany and Finland.

For the year ended December 31, 2019:

	Canada	Germany	Finland	Total
	$	$	$	$

Revenue
Product	3,002,906	1,892,521	—	4,895,427
Services	214,060	418,084	—	632,144
	3,216,966	2,310,605	—	5,527,571
Cost of sales	1,199,864	1,161,941	—	2,361,805
Gross profit	2,017,102	1,148,664	—	3,165,766

Operating expenses
Research and development	9,706,011	—	2,760,138	12,466,149
General and administrative	7,300,051	—	378,621	7,678,672
Selling and distribution	721,158	1,837,824	230,060	2,789,042
Total operating expenses	17,727,220	1,837,824	3,368,819	22,933,863

Operating loss	15,710,118	689,160	3,368,819	19,768,097
Net finance costs				230,279
Loss for the year before income taxes				19,998,376

For the year ended December 31, 2018:

	Canada	Germany	Finland	Total
	$	$	$	$

Revenue
Product	1,400,341	1,020,990	—	2,421,331
Services	36,313	144,634	—	180,947
	1,436,654	1,165,624	—	2,602,278
Cost of sales	844,015	934,486	—	1,778,501
Gross profit	592,639	231,138	—	823,777

Operating expenses
Research and development	7,844,125	—	2,421,263	10,265,388
General and administrative	6,256,746	—	399,977	6,656,723
Selling and distribution	2,004,143	1,676,389	410,815	4,091,347
Total operating expenses	16,105,014	1,676,389	3,232,055	21,013,458

Operating loss	15,512,375	1,445,251	3,232,055	20,189,681
Net finance costs				342,524
Loss for the year before income taxes				20,532,205

Other financial information by segment as at December 31, 2019:

	Canada	Germany	Finland	Total
	$	$	$	$

Total assets	34,894,056	1,056,759	3,091,678	39,042,493
Goodwill and intangible assets	6,537,985	—	—	6,537,985
Property and equipment	565,638	—	119,080	684,718
Right-of-use assets	1,980,405	—	218,976	2,199,381
Amortization of intangible assets	1,134,741	—	—	1,134,741
Depreciation of property and equipment	231,657	267	240,761	472,685
Depreciation of right-of-use asset	293,393	—	113,004	406,397

Other financial information by segment as at December 31, 2018:

	Canada	Germany	Finland	Total
	$	$	$	$

Total assets	42,437,691	1,093,184	3,018,997	46,549,872
Goodwill and intangible assets	7,422,726	—	—	7,422,726
Property and equipment	797,296	266	409,795	1,207,357
Amortization of intangible assets	1,128,437	—	—	1,128,437
Depreciation of property and equipment	296,093	3,100	246,808	546,001